Note 3 - Debt	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
3.
   DEBT

On
December 11, 2017,
the Company entered into a loan agreement for a
$7,500,000
revolving line of credit facility (the “Credit Facility”) with Citizens National Bank (the “Bank”). The Credit Facility expires on
December 11, 2018
and is collateralized by the Company’s accounts receivable and inventory. Borrowings under the credit facility bear interest at the Bank’s prime rate minus
0.55%
resulting in an applicable interest rate of
4.2%
as of
March 31, 2018.
Interest payments on amounts advanced are due monthly and principal payments may
be made at any time without penalty. All outstanding principal and accrued interest is due upon expiration of the Credit Facility. The Credit Facility contains financial covenants that require the Company to not
permit: (
1
) tangible common shareholders’ equity to be less than
$50.0
million and (
2
) maximum debt to exceed
50%
of tangible common shareholders’ equity. At
March 31, 2018,
the Company had
no
borrowings outstanding under the Credit Facility.